Fair Value of Financial Assets and Liabilities (Details) - Schedule of Financial Instruments Subject to Compensation - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Instruments Subject to Compensation [Line Items]
Compensated in balance	$ 0	$ 0
Net amount presented in balance	11,335,296	13,084,833
Remaining financial instruments not linked, nor subject to netting agreements	39,944,078	40,352,806
Amount in Statements of Financial Position	51,279,374	53,437,639
Liabilities
Compensated in balance	0	0
Net amount presented in balance	14,012,950	13,008,799
Remaining financial instruments not linked, nor subject to netting agreements	34,245,927	36,018,388
Amount in Statements of Financial Position	48,258,877	49,027,187
Derivative Contract Guarantees
Liabilities
Derivatives contract guarantees for assets	1,985,631	1,840,673
Derivatives contract guarantees for liabilities	1,433,944	1,594,111
Financial derivative contracts and hedge accounting
Liabilities
Compensated in balance	0	0
Net amount presented in balance	11,257,707	12,732,211
Remaining financial instruments not linked, nor subject to netting agreements	242,317	321,207
Amount in Statements of Financial Position	11,500,024	13,053,418
Obligations under repurchase agreements
Liabilities
Compensated in balance	0	0
Net amount presented in balance	2,755,243	276,588
Remaining financial instruments not linked, nor subject to netting agreements	0	0
Amount in Statements of Financial Position	2,755,243	276,588
Deposits and other demand liabilities
Liabilities
Compensated in balance	0	0
Net amount presented in balance	0	0
Remaining financial instruments not linked, nor subject to netting agreements	34,003,610	35,697,181
Amount in Statements of Financial Position	34,003,610	35,697,181
Financial derivative contracts and hedge accounting
Schedule of Financial Instruments Subject to Compensation [Line Items]
Compensated in balance	0	0
Net amount presented in balance	10,907,313	12,931,746
Remaining financial instruments not linked, nor subject to netting agreements	233,656	221,652
Amount in Statements of Financial Position	11,140,969	13,153,398
Repurchase and securities lending contracts
Schedule of Financial Instruments Subject to Compensation [Line Items]
Compensated in balance	0	0
Net amount presented in balance	427,983	153,087
Remaining financial instruments not linked, nor subject to netting agreements	0	0
Amount in Statements of Financial Position	427,983	153,087
Loans and accounts receivable and interbank loans
Schedule of Financial Instruments Subject to Compensation [Line Items]
Compensated in balance	0	0
Net amount presented in balance	0	0
Remaining financial instruments not linked, nor subject to netting agreements	39,710,422	40,131,154
Amount in Statements of Financial Position	$ 39,710,422	$ 40,131,154